Stock Option Plan and Stock-Based Compensation (Details 3)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, beginning	984,900
Number of options, Granted	705,000	1,377,172
Weighted-average fair value at grant date, granted | $ / shares	$ 0.90	$ 0.90
Number of options outstanding, ending	1,619,550	984,900
Restricted Stock Units (RSUs) [Member] | Successor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, beginning	486,165
Weighted-average fair value at grant date | $ / shares		$ 7.80
Number of options, Granted	47,000
Weighted-average fair value at grant date, granted | $ / shares	$ 1.29
Number of options, Vested	(80,000)
Weighted-average fair value at grant date, Vested | $ / shares	$ 7.80
Number of options, Forfeited
Number of options outstanding, ending	453,165	486,165